BORROWED FUNDS	12 Months Ended
Dec. 31, 2011
BORROWED FUNDS

NOTE H - BORROWED FUNDS

Borrowed funds consisted of the following:

	December 31,
	2011	2010

Reverse Repurchase Agreement	$15,000,000	$15,000,000
FHLB advances	12,031,831	15,106,895
	$27,031,831	$30,106,895

Advances from the FHLB have maturity dates ranging from January 2012 through August 2015. Interest is payable monthly at rates ranging from 1.296% to 3.813%. Advances due to the FHLB are collateralized by a blanket lien on first mortgage loans in the amount of the outstanding borrowings, FHLB capital stock, and amounts on deposit with the FHLB. At December 31, 2011, FHLB advances available and unused totaled $148,307,622.

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2011, were as follows:

Year	Amount

2012	$3,261,058
2013	1,770,773
2014	4,000,000
2015	3,000,000
$12,031,831

Reverse Repurchase Agreements consisted of three $5,000,000 agreements. The agreements are secured by securities with a fair value of $19,460,231 at December 31, 2011 and $18,193,100 at December 31, 2010. The maturity dates are from August 22, 2012 through September 26, 2017, with rates between 3.81% and 4.51%.